Provision for reclamation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Provision For Reclamation
Reconciliation for reclamation expenses, beginning	$ 2,815	$ 2,681
Decrease in estimate for provision for reclamation	(2,234)
Accretion of provision for reclamation	252	134
Reconciliation for reclamation expenses, ending	$ 833	$ 2,815